Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes
Schedule of composition of income tax expense

(in thousands)	2018	2017	2016
Current:
Federal	$1,175	$2,761	$3,578
State	(181)	385	489
Total current	994	3,146	4,067
Deferred:
Federal	674	3,189	(267)
State	—	1,567	(50)
Total deferred	674	4,756	(317)
Total income tax expense	$1,668	$7,902	$3,750

Schedule of the applicable income tax expense for financial reporting purposes differs from the amount computed by applying the statutory Federal income tax rate

	2018		2017		2016
(in thousands)	Amount	%	Amount	%	Amount	%
Income before provision for income tax expense	$12,382		$11,316		$11,032
Tax at statutory federal income tax rate	$2,600	21.00%	$3,847	34.00%	$3,751	34.00%
Tax Cuts and Jobs Act	(343)	(2.77)	3,139	27.74	—	—
State restructuring	(143)	(1.16)	966	8.54	—	—
Tax-exempt income, net	(432)	(3.49)	(394)	(3.48)	(314)	(2.85)
State income tax, net of federal tax benefit	—	—	323	2.85	290	2.63
Other, net	(14)	(0.11)	21	0.18	23	0.21
Provision for income tax expense	$1,668	13.47%	$7,902	69.83%	$3,750	33.99%

Schedule of components of deferred tax assets and deferred tax liabilities

(in thousands)	2018	2017
Deferred tax assets:
Allowance for loan losses	$2,285	$2,279
Impairment of other real estate owned	630	672
Goodwill	227	409
Available-for-sale securities	895	664
Nonaccrual loan interest	119	167
Core deposit intangible	90	160
Pension	1,516	1,669
Deferred compensation	160	87
Other	282	257
Total deferred tax assets	$6,204	$6,364
Deferred tax liabilities:
Premises and equipment	$483	$333
Mortgage servicing rights	616	570
Deferred loan costs	261	—
Accelerated prepaids	321	356
Other	10	34
Total deferred tax liabilities	1,691	1,293
Net deferred tax assets	$4,513	$5,071